FIXED ASSETS - NET (Schedule of Carrying Amounts of Fixed Assets Held Under Capital Leases) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (120.7)	$ (75.1)
Fixed assets - net	$ 877.3	147.8
Fixed assets held under capital leases [Member]
Property, Plant and Equipment [Line Items]
Plant and machinery		12.1
Less: Accumulated depreciation		(5.4)
Fixed assets - net		$ 6.7